Shareholder Report, Holdings (Details)	Oct. 31, 2024
C000085498 | Prologis, Inc.
Holdings [Line Items]
Percent of Net Asset Value	2.20%
Percent of Total Investments	1495788600.00%
C000085498 | Equinix, Inc.
Holdings [Line Items]
Percent of Net Asset Value	2.10%
Percent of Total Investments	1445663400.00%
C000085498 | Shell PLC
Holdings [Line Items]
Percent of Net Asset Value	1.50%
Percent of Total Investments	1039948600.00%
C000085498 | Exxon Mobil Corp.
Holdings [Line Items]
Percent of Net Asset Value	1.50%
Percent of Total Investments	1032078300.00%
C000085498 | Welltower, Inc.
Holdings [Line Items]
Percent of Net Asset Value	1.40%
Percent of Total Investments	989749400.00%
C000085498 | Digital Realty Trust, Inc.
Holdings [Line Items]
Percent of Net Asset Value	1.30%
Percent of Total Investments	930538800.00%
C000085498 | Simon Property Group, Inc.
Holdings [Line Items]
Percent of Net Asset Value	1.20%
Percent of Total Investments	856288400.00%
C000085498 | Ventas, Inc.
Holdings [Line Items]
Percent of Net Asset Value	1.20%
Percent of Total Investments	827204200.00%
C000085498 | Public Storage
Holdings [Line Items]
Percent of Net Asset Value	1.10%
Percent of Total Investments	784479000.00%
C000085498 | VICI Properties, Inc.
Holdings [Line Items]
Percent of Net Asset Value	1.10%
Percent of Total Investments	751111300.00%
C000085498 | 10648912
Holdings [Line Items]
Percent of Net Asset Value	24.60%
C000085498 | 10648382
Holdings [Line Items]
Percent of Net Asset Value	2.10%
C000085498 | Country SummaryUnited States
Holdings [Line Items]
Percent of Net Asset Value	45.70%
C000085498 | Country SummaryUnited Kingdom
Holdings [Line Items]
Percent of Net Asset Value	4.50%
C000085498 | Country SummaryJapan
Holdings [Line Items]
Percent of Net Asset Value	4.10%
C000085498 | Country SummaryAustralia
Holdings [Line Items]
Percent of Net Asset Value	3.90%
C000085498 | Country SummaryCanada
Holdings [Line Items]
Percent of Net Asset Value	3.00%
C000085498 | Country SummaryFrance
Holdings [Line Items]
Percent of Net Asset Value	1.80%
C000085498 | Country SummaryItaly
Holdings [Line Items]
Percent of Net Asset Value	1.40%
C000085498 | Country SummarySingapore
Holdings [Line Items]
Percent of Net Asset Value	1.40%
C000085498 | Country SummaryGermany
Holdings [Line Items]
Percent of Net Asset Value	1.00%
C000085498 | Country SummaryHong Kong
Holdings [Line Items]
Percent of Net Asset Value	0.90%
C000085498 | Country SummarySweden
Holdings [Line Items]
Percent of Net Asset Value	0.90%
C000085498 | Country SummarySwitzerland
Holdings [Line Items]
Percent of Net Asset Value	0.80%
C000085498 | Country SummaryChina
Holdings [Line Items]
Percent of Net Asset Value	0.70%
C000085498 | Country SummaryDenmark
Holdings [Line Items]
Percent of Net Asset Value	3.90%
C000085498 | Country Other Net Line
Holdings [Line Items]
Percent of Net Asset Value	23.90%
C000085498 | Real Estate Stocks
Holdings [Line Items]
Percent of Net Asset Value	35.00%
C000085498 | Commodity Related Derivatives.
Holdings [Line Items]
Percent of Net Asset Value	32.00%
C000085498 | Inflation Sensitive Stocks
Holdings [Line Items]
Percent of Net Asset Value	17.00%
C000085498 | Commodity Related Stocks
Holdings [Line Items]
Percent of Net Asset Value	16.00%
C000085498 | AssetCommon Stocks
Holdings [Line Items]
Percent of Net Asset Value	71.30%
C000085498 | AssetInvestment Companies
Holdings [Line Items]
Percent of Net Asset Value	2.00%
C000085499 | Prologis, Inc.
Holdings [Line Items]
Percent of Net Asset Value	2.20%
Percent of Total Investments	1495788600.00%
C000085499 | Equinix, Inc.
Holdings [Line Items]
Percent of Net Asset Value	2.10%
Percent of Total Investments	1445663400.00%
C000085499 | Shell PLC
Holdings [Line Items]
Percent of Net Asset Value	1.50%
Percent of Total Investments	1039948600.00%
C000085499 | Exxon Mobil Corp.
Holdings [Line Items]
Percent of Net Asset Value	1.50%
Percent of Total Investments	1032078300.00%
C000085499 | Welltower, Inc.
Holdings [Line Items]
Percent of Net Asset Value	1.40%
Percent of Total Investments	989749400.00%
C000085499 | Digital Realty Trust, Inc.
Holdings [Line Items]
Percent of Net Asset Value	1.30%
Percent of Total Investments	930538800.00%
C000085499 | Simon Property Group, Inc.
Holdings [Line Items]
Percent of Net Asset Value	1.20%
Percent of Total Investments	856288400.00%
C000085499 | Ventas, Inc.
Holdings [Line Items]
Percent of Net Asset Value	1.20%
Percent of Total Investments	827204200.00%
C000085499 | Public Storage
Holdings [Line Items]
Percent of Net Asset Value	1.10%
Percent of Total Investments	784479000.00%
C000085499 | VICI Properties, Inc.
Holdings [Line Items]
Percent of Net Asset Value	1.10%
Percent of Total Investments	751111300.00%
C000085499 | 10648912
Holdings [Line Items]
Percent of Net Asset Value	24.60%
C000085499 | 10648382
Holdings [Line Items]
Percent of Net Asset Value	2.10%
C000085499 | Country SummaryUnited States
Holdings [Line Items]
Percent of Net Asset Value	45.70%
C000085499 | Country SummaryUnited Kingdom
Holdings [Line Items]
Percent of Net Asset Value	4.50%
C000085499 | Country SummaryJapan
Holdings [Line Items]
Percent of Net Asset Value	4.10%
C000085499 | Country SummaryAustralia
Holdings [Line Items]
Percent of Net Asset Value	3.90%
C000085499 | Country SummaryCanada
Holdings [Line Items]
Percent of Net Asset Value	3.00%
C000085499 | Country SummaryFrance
Holdings [Line Items]
Percent of Net Asset Value	1.80%
C000085499 | Country SummaryItaly
Holdings [Line Items]
Percent of Net Asset Value	1.40%
C000085499 | Country SummarySingapore
Holdings [Line Items]
Percent of Net Asset Value	1.40%
C000085499 | Country SummaryGermany
Holdings [Line Items]
Percent of Net Asset Value	1.00%
C000085499 | Country SummaryHong Kong
Holdings [Line Items]
Percent of Net Asset Value	0.90%
C000085499 | Country SummarySweden
Holdings [Line Items]
Percent of Net Asset Value	0.90%
C000085499 | Country SummarySwitzerland
Holdings [Line Items]
Percent of Net Asset Value	0.80%
C000085499 | Country SummaryChina
Holdings [Line Items]
Percent of Net Asset Value	0.70%
C000085499 | Country SummaryDenmark
Holdings [Line Items]
Percent of Net Asset Value	3.90%
C000085499 | Country Other Net Line
Holdings [Line Items]
Percent of Net Asset Value	23.90%
C000085499 | Real Estate Stocks
Holdings [Line Items]
Percent of Net Asset Value	35.00%
C000085499 | Commodity Related Derivatives.
Holdings [Line Items]
Percent of Net Asset Value	32.00%
C000085499 | Inflation Sensitive Stocks
Holdings [Line Items]
Percent of Net Asset Value	17.00%
C000085499 | Commodity Related Stocks
Holdings [Line Items]
Percent of Net Asset Value	16.00%
C000085499 | AssetCommon Stocks
Holdings [Line Items]
Percent of Net Asset Value	71.30%
C000085499 | AssetInvestment Companies
Holdings [Line Items]
Percent of Net Asset Value	2.00%
C000085496 | Prologis, Inc.
Holdings [Line Items]
Percent of Net Asset Value	2.20%
Percent of Total Investments	1495788600.00%
C000085496 | Equinix, Inc.
Holdings [Line Items]
Percent of Net Asset Value	2.10%
Percent of Total Investments	1445663400.00%
C000085496 | Shell PLC
Holdings [Line Items]
Percent of Net Asset Value	1.50%
Percent of Total Investments	1039948600.00%
C000085496 | Exxon Mobil Corp.
Holdings [Line Items]
Percent of Net Asset Value	1.50%
Percent of Total Investments	1032078300.00%
C000085496 | Welltower, Inc.
Holdings [Line Items]
Percent of Net Asset Value	1.40%
Percent of Total Investments	989749400.00%
C000085496 | Digital Realty Trust, Inc.
Holdings [Line Items]
Percent of Net Asset Value	1.30%
Percent of Total Investments	930538800.00%
C000085496 | Simon Property Group, Inc.
Holdings [Line Items]
Percent of Net Asset Value	1.20%
Percent of Total Investments	856288400.00%
C000085496 | Ventas, Inc.
Holdings [Line Items]
Percent of Net Asset Value	1.20%
Percent of Total Investments	827204200.00%
C000085496 | Public Storage
Holdings [Line Items]
Percent of Net Asset Value	1.10%
Percent of Total Investments	784479000.00%
C000085496 | VICI Properties, Inc.
Holdings [Line Items]
Percent of Net Asset Value	1.10%
Percent of Total Investments	751111300.00%
C000085496 | 10648912
Holdings [Line Items]
Percent of Net Asset Value	24.60%
C000085496 | 10648382
Holdings [Line Items]
Percent of Net Asset Value	2.10%
C000085496 | Country SummaryUnited States
Holdings [Line Items]
Percent of Net Asset Value	45.70%
C000085496 | Country SummaryUnited Kingdom
Holdings [Line Items]
Percent of Net Asset Value	4.50%
C000085496 | Country SummaryJapan
Holdings [Line Items]
Percent of Net Asset Value	4.10%
C000085496 | Country SummaryAustralia
Holdings [Line Items]
Percent of Net Asset Value	3.90%
C000085496 | Country SummaryCanada
Holdings [Line Items]
Percent of Net Asset Value	3.00%
C000085496 | Country SummaryFrance
Holdings [Line Items]
Percent of Net Asset Value	1.80%
C000085496 | Country SummaryItaly
Holdings [Line Items]
Percent of Net Asset Value	1.40%
C000085496 | Country SummarySingapore
Holdings [Line Items]
Percent of Net Asset Value	1.40%
C000085496 | Country SummaryGermany
Holdings [Line Items]
Percent of Net Asset Value	1.00%
C000085496 | Country SummaryHong Kong
Holdings [Line Items]
Percent of Net Asset Value	0.90%
C000085496 | Country SummarySweden
Holdings [Line Items]
Percent of Net Asset Value	0.90%
C000085496 | Country SummarySwitzerland
Holdings [Line Items]
Percent of Net Asset Value	0.80%
C000085496 | Country SummaryChina
Holdings [Line Items]
Percent of Net Asset Value	0.70%
C000085496 | Country SummaryDenmark
Holdings [Line Items]
Percent of Net Asset Value	3.90%
C000085496 | Country Other Net Line
Holdings [Line Items]
Percent of Net Asset Value	23.90%
C000085496 | Real Estate Stocks
Holdings [Line Items]
Percent of Net Asset Value	35.00%
C000085496 | Commodity Related Derivatives.
Holdings [Line Items]
Percent of Net Asset Value	32.00%
C000085496 | Inflation Sensitive Stocks
Holdings [Line Items]
Percent of Net Asset Value	17.00%
C000085496 | Commodity Related Stocks
Holdings [Line Items]
Percent of Net Asset Value	16.00%
C000085496 | AssetCommon Stocks
Holdings [Line Items]
Percent of Net Asset Value	71.30%
C000085496 | AssetInvestment Companies
Holdings [Line Items]
Percent of Net Asset Value	2.00%
C000085497 | Prologis, Inc.
Holdings [Line Items]
Percent of Net Asset Value	2.20%
Percent of Total Investments	1495788600.00%
C000085497 | Equinix, Inc.
Holdings [Line Items]
Percent of Net Asset Value	2.10%
Percent of Total Investments	1445663400.00%
C000085497 | Shell PLC
Holdings [Line Items]
Percent of Net Asset Value	1.50%
Percent of Total Investments	1039948600.00%
C000085497 | Exxon Mobil Corp.
Holdings [Line Items]
Percent of Net Asset Value	1.50%
Percent of Total Investments	1032078300.00%
C000085497 | Welltower, Inc.
Holdings [Line Items]
Percent of Net Asset Value	1.40%
Percent of Total Investments	989749400.00%
C000085497 | Digital Realty Trust, Inc.
Holdings [Line Items]
Percent of Net Asset Value	1.30%
Percent of Total Investments	930538800.00%
C000085497 | Simon Property Group, Inc.
Holdings [Line Items]
Percent of Net Asset Value	1.20%
Percent of Total Investments	856288400.00%
C000085497 | Ventas, Inc.
Holdings [Line Items]
Percent of Net Asset Value	1.20%
Percent of Total Investments	827204200.00%
C000085497 | Public Storage
Holdings [Line Items]
Percent of Net Asset Value	1.10%
Percent of Total Investments	784479000.00%
C000085497 | VICI Properties, Inc.
Holdings [Line Items]
Percent of Net Asset Value	1.10%
Percent of Total Investments	751111300.00%
C000085497 | 10648912
Holdings [Line Items]
Percent of Net Asset Value	24.60%
C000085497 | 10648382
Holdings [Line Items]
Percent of Net Asset Value	2.10%
C000085497 | Country SummaryUnited States
Holdings [Line Items]
Percent of Net Asset Value	45.70%
C000085497 | Country SummaryUnited Kingdom
Holdings [Line Items]
Percent of Net Asset Value	4.50%
C000085497 | Country SummaryJapan
Holdings [Line Items]
Percent of Net Asset Value	4.10%
C000085497 | Country SummaryAustralia
Holdings [Line Items]
Percent of Net Asset Value	3.90%
C000085497 | Country SummaryCanada
Holdings [Line Items]
Percent of Net Asset Value	3.00%
C000085497 | Country SummaryFrance
Holdings [Line Items]
Percent of Net Asset Value	1.80%
C000085497 | Country SummaryItaly
Holdings [Line Items]
Percent of Net Asset Value	1.40%
C000085497 | Country SummarySingapore
Holdings [Line Items]
Percent of Net Asset Value	1.40%
C000085497 | Country SummaryGermany
Holdings [Line Items]
Percent of Net Asset Value	1.00%
C000085497 | Country SummaryHong Kong
Holdings [Line Items]
Percent of Net Asset Value	0.90%
C000085497 | Country SummarySweden
Holdings [Line Items]
Percent of Net Asset Value	0.90%
C000085497 | Country SummarySwitzerland
Holdings [Line Items]
Percent of Net Asset Value	0.80%
C000085497 | Country SummaryChina
Holdings [Line Items]
Percent of Net Asset Value	0.70%
C000085497 | Country SummaryDenmark
Holdings [Line Items]
Percent of Net Asset Value	3.90%
C000085497 | Country Other Net Line
Holdings [Line Items]
Percent of Net Asset Value	23.90%
C000085497 | Real Estate Stocks
Holdings [Line Items]
Percent of Net Asset Value	35.00%
C000085497 | Commodity Related Derivatives.
Holdings [Line Items]
Percent of Net Asset Value	32.00%
C000085497 | Inflation Sensitive Stocks
Holdings [Line Items]
Percent of Net Asset Value	17.00%
C000085497 | Commodity Related Stocks
Holdings [Line Items]
Percent of Net Asset Value	16.00%
C000085497 | AssetCommon Stocks
Holdings [Line Items]
Percent of Net Asset Value	71.30%
C000085497 | AssetInvestment Companies
Holdings [Line Items]
Percent of Net Asset Value	2.00%
C000139941 | Prologis, Inc.
Holdings [Line Items]
Percent of Net Asset Value	2.20%
Percent of Total Investments	1495788600.00%
C000139941 | Equinix, Inc.
Holdings [Line Items]
Percent of Net Asset Value	2.10%
Percent of Total Investments	1445663400.00%
C000139941 | Shell PLC
Holdings [Line Items]
Percent of Net Asset Value	1.50%
Percent of Total Investments	1039948600.00%
C000139941 | Exxon Mobil Corp.
Holdings [Line Items]
Percent of Net Asset Value	1.50%
Percent of Total Investments	1032078300.00%
C000139941 | Welltower, Inc.
Holdings [Line Items]
Percent of Net Asset Value	1.40%
Percent of Total Investments	989749400.00%
C000139941 | Digital Realty Trust, Inc.
Holdings [Line Items]
Percent of Net Asset Value	1.30%
Percent of Total Investments	930538800.00%
C000139941 | Simon Property Group, Inc.
Holdings [Line Items]
Percent of Net Asset Value	1.20%
Percent of Total Investments	856288400.00%
C000139941 | Ventas, Inc.
Holdings [Line Items]
Percent of Net Asset Value	1.20%
Percent of Total Investments	827204200.00%
C000139941 | Public Storage
Holdings [Line Items]
Percent of Net Asset Value	1.10%
Percent of Total Investments	784479000.00%
C000139941 | VICI Properties, Inc.
Holdings [Line Items]
Percent of Net Asset Value	1.10%
Percent of Total Investments	751111300.00%
C000139941 | 10648912
Holdings [Line Items]
Percent of Net Asset Value	24.60%
C000139941 | 10648382
Holdings [Line Items]
Percent of Net Asset Value	2.10%
C000139941 | Country SummaryUnited States
Holdings [Line Items]
Percent of Net Asset Value	45.70%
C000139941 | Country SummaryUnited Kingdom
Holdings [Line Items]
Percent of Net Asset Value	4.50%
C000139941 | Country SummaryJapan
Holdings [Line Items]
Percent of Net Asset Value	4.10%
C000139941 | Country SummaryAustralia
Holdings [Line Items]
Percent of Net Asset Value	3.90%
C000139941 | Country SummaryCanada
Holdings [Line Items]
Percent of Net Asset Value	3.00%
C000139941 | Country SummaryFrance
Holdings [Line Items]
Percent of Net Asset Value	1.80%
C000139941 | Country SummaryItaly
Holdings [Line Items]
Percent of Net Asset Value	1.40%
C000139941 | Country SummarySingapore
Holdings [Line Items]
Percent of Net Asset Value	1.40%
C000139941 | Country SummaryGermany
Holdings [Line Items]
Percent of Net Asset Value	1.00%
C000139941 | Country SummaryHong Kong
Holdings [Line Items]
Percent of Net Asset Value	0.90%
C000139941 | Country SummarySweden
Holdings [Line Items]
Percent of Net Asset Value	0.90%
C000139941 | Country SummarySwitzerland
Holdings [Line Items]
Percent of Net Asset Value	0.80%
C000139941 | Country SummaryChina
Holdings [Line Items]
Percent of Net Asset Value	0.70%
C000139941 | Country SummaryDenmark
Holdings [Line Items]
Percent of Net Asset Value	3.90%
C000139941 | Country Other Net Line
Holdings [Line Items]
Percent of Net Asset Value	23.90%
C000139941 | Real Estate Stocks
Holdings [Line Items]
Percent of Net Asset Value	35.00%
C000139941 | Commodity Related Derivatives.
Holdings [Line Items]
Percent of Net Asset Value	32.00%
C000139941 | Inflation Sensitive Stocks
Holdings [Line Items]
Percent of Net Asset Value	17.00%
C000139941 | Commodity Related Stocks
Holdings [Line Items]
Percent of Net Asset Value	16.00%
C000139941 | AssetCommon Stocks
Holdings [Line Items]
Percent of Net Asset Value	71.30%
C000139941 | AssetInvestment Companies
Holdings [Line Items]
Percent of Net Asset Value	2.00%
C000082623 |
Holdings [Line Items]
Percent of Net Asset Value	73.10%
C000082623 | Sector Other Line
Holdings [Line Items]
Percent of Net Asset Value	(3.30%)
C000082623 | AssetInflation-Linked Securities
Holdings [Line Items]
Percent of Net Asset Value	73.10%
C000082623 | AssetCorporates - Investment Grade
Holdings [Line Items]
Percent of Net Asset Value	12.20%
C000082623 | AssetAsset-Backed Securities
Holdings [Line Items]
Percent of Net Asset Value	6.00%
C000082623 | AssetCollateralized Mortgage Obligations
Holdings [Line Items]
Percent of Net Asset Value	4.90%
C000082623 | AssetShort-Term Investments
Holdings [Line Items]
Percent of Net Asset Value	2.50%
C000082623 | AssetCommercial Mortgage-Backed Securities
Holdings [Line Items]
Percent of Net Asset Value	1.30%
C000082623 | AssetMortgage Pass-Throughs
Holdings [Line Items]
Percent of Net Asset Value	0.80%
C000082623 | AssetCorporates - Non-Investment Grade
Holdings [Line Items]
Percent of Net Asset Value	0.60%
C000082623 | AssetEmerging Markets - Corporate Bonds
Holdings [Line Items]
Percent of Net Asset Value	0.50%
C000082623 | AssetCollateralized Loan Obligations
Holdings [Line Items]
Percent of Net Asset Value	0.70%
C000082623 | AssetQuasi-Sovereigns
Holdings [Line Items]
Percent of Net Asset Value	0.70%
C000085359 |
Holdings [Line Items]
Percent of Net Asset Value	73.10%
C000085359 | Sector Other Line
Holdings [Line Items]
Percent of Net Asset Value	(3.30%)
C000085359 | AssetInflation-Linked Securities
Holdings [Line Items]
Percent of Net Asset Value	73.10%
C000085359 | AssetCorporates - Investment Grade
Holdings [Line Items]
Percent of Net Asset Value	12.20%
C000085359 | AssetAsset-Backed Securities
Holdings [Line Items]
Percent of Net Asset Value	6.00%
C000085359 | AssetCollateralized Mortgage Obligations
Holdings [Line Items]
Percent of Net Asset Value	4.90%
C000085359 | AssetShort-Term Investments
Holdings [Line Items]
Percent of Net Asset Value	2.50%
C000085359 | AssetCommercial Mortgage-Backed Securities
Holdings [Line Items]
Percent of Net Asset Value	1.30%
C000085359 | AssetMortgage Pass-Throughs
Holdings [Line Items]
Percent of Net Asset Value	0.80%
C000085359 | AssetCorporates - Non-Investment Grade
Holdings [Line Items]
Percent of Net Asset Value	0.60%
C000085359 | AssetEmerging Markets - Corporate Bonds
Holdings [Line Items]
Percent of Net Asset Value	0.50%
C000085359 | AssetCollateralized Loan Obligations
Holdings [Line Items]
Percent of Net Asset Value	0.70%
C000085359 | AssetQuasi-Sovereigns
Holdings [Line Items]
Percent of Net Asset Value	0.70%
C000085438 |
Holdings [Line Items]
Percent of Net Asset Value	73.10%
C000085438 | Sector Other Line
Holdings [Line Items]
Percent of Net Asset Value	(3.30%)
C000085438 | AssetInflation-Linked Securities
Holdings [Line Items]
Percent of Net Asset Value	73.10%
C000085438 | AssetCorporates - Investment Grade
Holdings [Line Items]
Percent of Net Asset Value	12.20%
C000085438 | AssetAsset-Backed Securities
Holdings [Line Items]
Percent of Net Asset Value	6.00%
C000085438 | AssetCollateralized Mortgage Obligations
Holdings [Line Items]
Percent of Net Asset Value	4.90%
C000085438 | AssetShort-Term Investments
Holdings [Line Items]
Percent of Net Asset Value	2.50%
C000085438 | AssetCommercial Mortgage-Backed Securities
Holdings [Line Items]
Percent of Net Asset Value	1.30%
C000085438 | AssetMortgage Pass-Throughs
Holdings [Line Items]
Percent of Net Asset Value	0.80%
C000085438 | AssetCorporates - Non-Investment Grade
Holdings [Line Items]
Percent of Net Asset Value	0.60%
C000085438 | AssetEmerging Markets - Corporate Bonds
Holdings [Line Items]
Percent of Net Asset Value	0.50%
C000085438 | AssetCollateralized Loan Obligations
Holdings [Line Items]
Percent of Net Asset Value	0.70%
C000085438 | AssetQuasi-Sovereigns
Holdings [Line Items]
Percent of Net Asset Value	0.70%
C000082621 |
Holdings [Line Items]
Percent of Net Asset Value	73.10%
C000082621 | Sector Other Line
Holdings [Line Items]
Percent of Net Asset Value	(3.30%)
C000082621 | AssetInflation-Linked Securities
Holdings [Line Items]
Percent of Net Asset Value	73.10%
C000082621 | AssetCorporates - Investment Grade
Holdings [Line Items]
Percent of Net Asset Value	12.20%
C000082621 | AssetAsset-Backed Securities
Holdings [Line Items]
Percent of Net Asset Value	6.00%
C000082621 | AssetCollateralized Mortgage Obligations
Holdings [Line Items]
Percent of Net Asset Value	4.90%
C000082621 | AssetShort-Term Investments
Holdings [Line Items]
Percent of Net Asset Value	2.50%
C000082621 | AssetCommercial Mortgage-Backed Securities
Holdings [Line Items]
Percent of Net Asset Value	1.30%
C000082621 | AssetMortgage Pass-Throughs
Holdings [Line Items]
Percent of Net Asset Value	0.80%
C000082621 | AssetCorporates - Non-Investment Grade
Holdings [Line Items]
Percent of Net Asset Value	0.60%
C000082621 | AssetEmerging Markets - Corporate Bonds
Holdings [Line Items]
Percent of Net Asset Value	0.50%
C000082621 | AssetCollateralized Loan Obligations
Holdings [Line Items]
Percent of Net Asset Value	0.70%
C000082621 | AssetQuasi-Sovereigns
Holdings [Line Items]
Percent of Net Asset Value	0.70%
C000082622 |
Holdings [Line Items]
Percent of Net Asset Value	73.10%
C000082622 | Sector Other Line
Holdings [Line Items]
Percent of Net Asset Value	(3.30%)
C000082622 | AssetInflation-Linked Securities
Holdings [Line Items]
Percent of Net Asset Value	73.10%
C000082622 | AssetCorporates - Investment Grade
Holdings [Line Items]
Percent of Net Asset Value	12.20%
C000082622 | AssetAsset-Backed Securities
Holdings [Line Items]
Percent of Net Asset Value	6.00%
C000082622 | AssetCollateralized Mortgage Obligations
Holdings [Line Items]
Percent of Net Asset Value	4.90%
C000082622 | AssetShort-Term Investments
Holdings [Line Items]
Percent of Net Asset Value	2.50%
C000082622 | AssetCommercial Mortgage-Backed Securities
Holdings [Line Items]
Percent of Net Asset Value	1.30%
C000082622 | AssetMortgage Pass-Throughs
Holdings [Line Items]
Percent of Net Asset Value	0.80%
C000082622 | AssetCorporates - Non-Investment Grade
Holdings [Line Items]
Percent of Net Asset Value	0.60%
C000082622 | AssetEmerging Markets - Corporate Bonds
Holdings [Line Items]
Percent of Net Asset Value	0.50%
C000082622 | AssetCollateralized Loan Obligations
Holdings [Line Items]
Percent of Net Asset Value	0.70%
C000082622 | AssetQuasi-Sovereigns
Holdings [Line Items]
Percent of Net Asset Value	0.70%
C000085437 |
Holdings [Line Items]
Percent of Net Asset Value	73.10%
C000085437 | Sector Other Line
Holdings [Line Items]
Percent of Net Asset Value	(3.30%)
C000085437 | AssetInflation-Linked Securities
Holdings [Line Items]
Percent of Net Asset Value	73.10%
C000085437 | AssetCorporates - Investment Grade
Holdings [Line Items]
Percent of Net Asset Value	12.20%
C000085437 | AssetAsset-Backed Securities
Holdings [Line Items]
Percent of Net Asset Value	6.00%
C000085437 | AssetCollateralized Mortgage Obligations
Holdings [Line Items]
Percent of Net Asset Value	4.90%
C000085437 | AssetShort-Term Investments
Holdings [Line Items]
Percent of Net Asset Value	2.50%
C000085437 | AssetCommercial Mortgage-Backed Securities
Holdings [Line Items]
Percent of Net Asset Value	1.30%
C000085437 | AssetMortgage Pass-Throughs
Holdings [Line Items]
Percent of Net Asset Value	0.80%
C000085437 | AssetCorporates - Non-Investment Grade
Holdings [Line Items]
Percent of Net Asset Value	0.60%
C000085437 | AssetEmerging Markets - Corporate Bonds
Holdings [Line Items]
Percent of Net Asset Value	0.50%
C000085437 | AssetCollateralized Loan Obligations
Holdings [Line Items]
Percent of Net Asset Value	0.70%
C000085437 | AssetQuasi-Sovereigns
Holdings [Line Items]
Percent of Net Asset Value	0.70%
C000152483 |
Holdings [Line Items]
Percent of Net Asset Value	73.10%
C000152483 | Sector Other Line
Holdings [Line Items]
Percent of Net Asset Value	(3.30%)
C000152483 | AssetInflation-Linked Securities
Holdings [Line Items]
Percent of Net Asset Value	73.10%
C000152483 | AssetCorporates - Investment Grade
Holdings [Line Items]
Percent of Net Asset Value	12.20%
C000152483 | AssetAsset-Backed Securities
Holdings [Line Items]
Percent of Net Asset Value	6.00%
C000152483 | AssetCollateralized Mortgage Obligations
Holdings [Line Items]
Percent of Net Asset Value	4.90%
C000152483 | AssetShort-Term Investments
Holdings [Line Items]
Percent of Net Asset Value	2.50%
C000152483 | AssetCommercial Mortgage-Backed Securities
Holdings [Line Items]
Percent of Net Asset Value	1.30%
C000152483 | AssetMortgage Pass-Throughs
Holdings [Line Items]
Percent of Net Asset Value	0.80%
C000152483 | AssetCorporates - Non-Investment Grade
Holdings [Line Items]
Percent of Net Asset Value	0.60%
C000152483 | AssetEmerging Markets - Corporate Bonds
Holdings [Line Items]
Percent of Net Asset Value	0.50%
C000152483 | AssetCollateralized Loan Obligations
Holdings [Line Items]
Percent of Net Asset Value	0.70%
C000152483 | AssetQuasi-Sovereigns
Holdings [Line Items]
Percent of Net Asset Value	0.70%
C000161781 | Country SummaryUnited States
Holdings [Line Items]
Percent of Net Asset Value	101.80%
C000161781 | Country SummaryUnited Kingdom
Holdings [Line Items]
Percent of Net Asset Value	1.90%
C000161781 | Country SummaryFrance
Holdings [Line Items]
Percent of Net Asset Value	1.10%
C000161781 | Country SummaryChina
Holdings [Line Items]
Percent of Net Asset Value	0.70%
C000161781 | Country Other Net Line
Holdings [Line Items]
Percent of Net Asset Value	0.40%
C000161781 | 10644212
Holdings [Line Items]
Percent of Net Asset Value	0.40%
C000161781 | 10643618
Holdings [Line Items]
Percent of Net Asset Value	(21.00%)
C000161781 | Country SummaryBrazil
Holdings [Line Items]
Percent of Net Asset Value	3.00%
C000161781 | Country SummaryDominican Republic
Holdings [Line Items]
Percent of Net Asset Value	1.50%
C000161781 | Country SummaryMexico
Holdings [Line Items]
Percent of Net Asset Value	1.40%
C000161781 | Country SummaryIndia
Holdings [Line Items]
Percent of Net Asset Value	0.70%
C000161781 | Country SummarySpain
Holdings [Line Items]
Percent of Net Asset Value	0.70%
C000161781 | Country SummarySouth Africa
Holdings [Line Items]
Percent of Net Asset Value	0.60%
C000161781 | Country SummaryChile
Holdings [Line Items]
Percent of Net Asset Value	0.60%
C000161781 | Country SummaryIndonesia
Holdings [Line Items]
Percent of Net Asset Value	0.60%
C000161781 | Country SummaryColombia
Holdings [Line Items]
Percent of Net Asset Value	0.50%
C000161781 | Country SummaryIsrael
Holdings [Line Items]
Percent of Net Asset Value	0.50%
C000161781 | Country SummaryIreland
Holdings [Line Items]
Percent of Net Asset Value	5.00%
C000161781 | AssetCorporates - Investment Grade
Holdings [Line Items]
Percent of Net Asset Value	16.00%
C000161781 | AssetAsset-Backed Securities
Holdings [Line Items]
Percent of Net Asset Value	2.10%
C000161781 | AssetCollateralized Mortgage Obligations
Holdings [Line Items]
Percent of Net Asset Value	1.70%
C000161781 | AssetCommercial Mortgage-Backed Securities
Holdings [Line Items]
Percent of Net Asset Value	6.20%
C000161781 | AssetMortgage Pass-Throughs
Holdings [Line Items]
Percent of Net Asset Value	28.20%
C000161781 | AssetCorporates - Non-Investment Grade
Holdings [Line Items]
Percent of Net Asset Value	9.60%
C000161781 | AssetEmerging Markets - Corporate Bonds
Holdings [Line Items]
Percent of Net Asset Value	2.90%
C000161781 | AssetCollateralized Loan Obligations
Holdings [Line Items]
Percent of Net Asset Value	5.00%
C000161781 | AssetGovernments - Treasuries
Holdings [Line Items]
Percent of Net Asset Value	46.70%
C000161781 | AssetEmerging Markets - Sovereigns
Holdings [Line Items]
Percent of Net Asset Value	2.20%
C000161779 | Country SummaryUnited States
Holdings [Line Items]
Percent of Net Asset Value	101.80%
C000161779 | Country SummaryUnited Kingdom
Holdings [Line Items]
Percent of Net Asset Value	1.90%
C000161779 | Country SummaryFrance
Holdings [Line Items]
Percent of Net Asset Value	1.10%
C000161779 | Country SummaryChina
Holdings [Line Items]
Percent of Net Asset Value	0.70%
C000161779 | Country Other Net Line
Holdings [Line Items]
Percent of Net Asset Value	0.40%
C000161779 | 10644212
Holdings [Line Items]
Percent of Net Asset Value	0.40%
C000161779 | 10643618
Holdings [Line Items]
Percent of Net Asset Value	(21.00%)
C000161779 | Country SummaryBrazil
Holdings [Line Items]
Percent of Net Asset Value	3.00%
C000161779 | Country SummaryDominican Republic
Holdings [Line Items]
Percent of Net Asset Value	1.50%
C000161779 | Country SummaryMexico
Holdings [Line Items]
Percent of Net Asset Value	1.40%
C000161779 | Country SummaryIndia
Holdings [Line Items]
Percent of Net Asset Value	0.70%
C000161779 | Country SummarySpain
Holdings [Line Items]
Percent of Net Asset Value	0.70%
C000161779 | Country SummarySouth Africa
Holdings [Line Items]
Percent of Net Asset Value	0.60%
C000161779 | Country SummaryChile
Holdings [Line Items]
Percent of Net Asset Value	0.60%
C000161779 | Country SummaryIndonesia
Holdings [Line Items]
Percent of Net Asset Value	0.60%
C000161779 | Country SummaryColombia
Holdings [Line Items]
Percent of Net Asset Value	0.50%
C000161779 | Country SummaryIsrael
Holdings [Line Items]
Percent of Net Asset Value	0.50%
C000161779 | Country SummaryIreland
Holdings [Line Items]
Percent of Net Asset Value	5.00%
C000161779 | AssetCorporates - Investment Grade
Holdings [Line Items]
Percent of Net Asset Value	16.00%
C000161779 | AssetAsset-Backed Securities
Holdings [Line Items]
Percent of Net Asset Value	2.10%
C000161779 | AssetCollateralized Mortgage Obligations
Holdings [Line Items]
Percent of Net Asset Value	1.70%
C000161779 | AssetCommercial Mortgage-Backed Securities
Holdings [Line Items]
Percent of Net Asset Value	6.20%
C000161779 | AssetMortgage Pass-Throughs
Holdings [Line Items]
Percent of Net Asset Value	28.20%
C000161779 | AssetCorporates - Non-Investment Grade
Holdings [Line Items]
Percent of Net Asset Value	9.60%
C000161779 | AssetEmerging Markets - Corporate Bonds
Holdings [Line Items]
Percent of Net Asset Value	2.90%
C000161779 | AssetCollateralized Loan Obligations
Holdings [Line Items]
Percent of Net Asset Value	5.00%
C000161779 | AssetGovernments - Treasuries
Holdings [Line Items]
Percent of Net Asset Value	46.70%
C000161779 | AssetEmerging Markets - Sovereigns
Holdings [Line Items]
Percent of Net Asset Value	2.20%
C000161780 | Country SummaryUnited States
Holdings [Line Items]
Percent of Net Asset Value	101.80%
C000161780 | Country SummaryUnited Kingdom
Holdings [Line Items]
Percent of Net Asset Value	1.90%
C000161780 | Country SummaryFrance
Holdings [Line Items]
Percent of Net Asset Value	1.10%
C000161780 | Country SummaryChina
Holdings [Line Items]
Percent of Net Asset Value	0.70%
C000161780 | Country Other Net Line
Holdings [Line Items]
Percent of Net Asset Value	0.40%
C000161780 | 10644212
Holdings [Line Items]
Percent of Net Asset Value	0.40%
C000161780 | 10643618
Holdings [Line Items]
Percent of Net Asset Value	(21.00%)
C000161780 | Country SummaryBrazil
Holdings [Line Items]
Percent of Net Asset Value	3.00%
C000161780 | Country SummaryDominican Republic
Holdings [Line Items]
Percent of Net Asset Value	1.50%
C000161780 | Country SummaryMexico
Holdings [Line Items]
Percent of Net Asset Value	1.40%
C000161780 | Country SummaryIndia
Holdings [Line Items]
Percent of Net Asset Value	0.70%
C000161780 | Country SummarySpain
Holdings [Line Items]
Percent of Net Asset Value	0.70%
C000161780 | Country SummarySouth Africa
Holdings [Line Items]
Percent of Net Asset Value	0.60%
C000161780 | Country SummaryChile
Holdings [Line Items]
Percent of Net Asset Value	0.60%
C000161780 | Country SummaryIndonesia
Holdings [Line Items]
Percent of Net Asset Value	0.60%
C000161780 | Country SummaryColombia
Holdings [Line Items]
Percent of Net Asset Value	0.50%
C000161780 | Country SummaryIsrael
Holdings [Line Items]
Percent of Net Asset Value	0.50%
C000161780 | Country SummaryIreland
Holdings [Line Items]
Percent of Net Asset Value	5.00%
C000161780 | AssetCorporates - Investment Grade
Holdings [Line Items]
Percent of Net Asset Value	16.00%
C000161780 | AssetAsset-Backed Securities
Holdings [Line Items]
Percent of Net Asset Value	2.10%
C000161780 | AssetCollateralized Mortgage Obligations
Holdings [Line Items]
Percent of Net Asset Value	1.70%
C000161780 | AssetCommercial Mortgage-Backed Securities
Holdings [Line Items]
Percent of Net Asset Value	6.20%
C000161780 | AssetMortgage Pass-Throughs
Holdings [Line Items]
Percent of Net Asset Value	28.20%
C000161780 | AssetCorporates - Non-Investment Grade
Holdings [Line Items]
Percent of Net Asset Value	9.60%
C000161780 | AssetEmerging Markets - Corporate Bonds
Holdings [Line Items]
Percent of Net Asset Value	2.90%
C000161780 | AssetCollateralized Loan Obligations
Holdings [Line Items]
Percent of Net Asset Value	5.00%
C000161780 | AssetGovernments - Treasuries
Holdings [Line Items]
Percent of Net Asset Value	46.70%
C000161780 | AssetEmerging Markets - Sovereigns
Holdings [Line Items]
Percent of Net Asset Value	2.20%
C000161785 | Country SummaryUnited States
Holdings [Line Items]
Percent of Net Asset Value	101.80%
C000161785 | Country SummaryUnited Kingdom
Holdings [Line Items]
Percent of Net Asset Value	1.90%
C000161785 | Country SummaryFrance
Holdings [Line Items]
Percent of Net Asset Value	1.10%
C000161785 | Country SummaryChina
Holdings [Line Items]
Percent of Net Asset Value	0.70%
C000161785 | Country Other Net Line
Holdings [Line Items]
Percent of Net Asset Value	0.40%
C000161785 | 10644212
Holdings [Line Items]
Percent of Net Asset Value	0.40%
C000161785 | 10643618
Holdings [Line Items]
Percent of Net Asset Value	(21.00%)
C000161785 | Country SummaryBrazil
Holdings [Line Items]
Percent of Net Asset Value	3.00%
C000161785 | Country SummaryDominican Republic
Holdings [Line Items]
Percent of Net Asset Value	1.50%
C000161785 | Country SummaryMexico
Holdings [Line Items]
Percent of Net Asset Value	1.40%
C000161785 | Country SummaryIndia
Holdings [Line Items]
Percent of Net Asset Value	0.70%
C000161785 | Country SummarySpain
Holdings [Line Items]
Percent of Net Asset Value	0.70%
C000161785 | Country SummarySouth Africa
Holdings [Line Items]
Percent of Net Asset Value	0.60%
C000161785 | Country SummaryChile
Holdings [Line Items]
Percent of Net Asset Value	0.60%
C000161785 | Country SummaryIndonesia
Holdings [Line Items]
Percent of Net Asset Value	0.60%
C000161785 | Country SummaryColombia
Holdings [Line Items]
Percent of Net Asset Value	0.50%
C000161785 | Country SummaryIsrael
Holdings [Line Items]
Percent of Net Asset Value	0.50%
C000161785 | Country SummaryIreland
Holdings [Line Items]
Percent of Net Asset Value	5.00%
C000161785 | AssetCorporates - Investment Grade
Holdings [Line Items]
Percent of Net Asset Value	16.00%
C000161785 | AssetAsset-Backed Securities
Holdings [Line Items]
Percent of Net Asset Value	2.10%
C000161785 | AssetCollateralized Mortgage Obligations
Holdings [Line Items]
Percent of Net Asset Value	1.70%
C000161785 | AssetCommercial Mortgage-Backed Securities
Holdings [Line Items]
Percent of Net Asset Value	6.20%
C000161785 | AssetMortgage Pass-Throughs
Holdings [Line Items]
Percent of Net Asset Value	28.20%
C000161785 | AssetCorporates - Non-Investment Grade
Holdings [Line Items]
Percent of Net Asset Value	9.60%
C000161785 | AssetEmerging Markets - Corporate Bonds
Holdings [Line Items]
Percent of Net Asset Value	2.90%
C000161785 | AssetCollateralized Loan Obligations
Holdings [Line Items]
Percent of Net Asset Value	5.00%
C000161785 | AssetGovernments - Treasuries
Holdings [Line Items]
Percent of Net Asset Value	46.70%
C000161785 | AssetEmerging Markets - Sovereigns
Holdings [Line Items]
Percent of Net Asset Value	2.20%
C000082626 | Credit Rating Other LineA-1+
Holdings [Line Items]
Percent of Net Asset Value	1.10%
C000082626 | Credit Rating Other LineA-1
Holdings [Line Items]
Percent of Net Asset Value	1.20%
C000082626 | Credit Rating Other LineSP-1
Holdings [Line Items]
Percent of Net Asset Value	1.50%
C000082626 | Credit Rating Other LineSP-2
Holdings [Line Items]
Percent of Net Asset Value	0.30%
C000082626 | Credit Rating Other LineNot Rated
Holdings [Line Items]
Percent of Net Asset Value	5.50%
C000082626 | AAA
Holdings [Line Items]
Percent of Net Asset Value	8.80%
C000082626 | AA
Holdings [Line Items]
Percent of Net Asset Value	41.50%
C000082626 | A
Holdings [Line Items]
Percent of Net Asset Value	32.90%
C000082626 | BBB
Holdings [Line Items]
Percent of Net Asset Value	5.40%
C000082626 | BB
Holdings [Line Items]
Percent of Net Asset Value	1.80%
C000085360 | Credit Rating Other LineA-1+
Holdings [Line Items]
Percent of Net Asset Value	1.10%
C000085360 | Credit Rating Other LineA-1
Holdings [Line Items]
Percent of Net Asset Value	1.20%
C000085360 | Credit Rating Other LineSP-1
Holdings [Line Items]
Percent of Net Asset Value	1.50%
C000085360 | Credit Rating Other LineSP-2
Holdings [Line Items]
Percent of Net Asset Value	0.30%
C000085360 | Credit Rating Other LineNot Rated
Holdings [Line Items]
Percent of Net Asset Value	5.50%
C000085360 | AAA
Holdings [Line Items]
Percent of Net Asset Value	8.80%
C000085360 | AA
Holdings [Line Items]
Percent of Net Asset Value	41.50%
C000085360 | A
Holdings [Line Items]
Percent of Net Asset Value	32.90%
C000085360 | BBB
Holdings [Line Items]
Percent of Net Asset Value	5.40%
C000085360 | BB
Holdings [Line Items]
Percent of Net Asset Value	1.80%
C000085439 | Credit Rating Other LineA-1+
Holdings [Line Items]
Percent of Net Asset Value	1.10%
C000085439 | Credit Rating Other LineA-1
Holdings [Line Items]
Percent of Net Asset Value	1.20%
C000085439 | Credit Rating Other LineSP-1
Holdings [Line Items]
Percent of Net Asset Value	1.50%
C000085439 | Credit Rating Other LineSP-2
Holdings [Line Items]
Percent of Net Asset Value	0.30%
C000085439 | Credit Rating Other LineNot Rated
Holdings [Line Items]
Percent of Net Asset Value	5.50%
C000085439 | AAA
Holdings [Line Items]
Percent of Net Asset Value	8.80%
C000085439 | AA
Holdings [Line Items]
Percent of Net Asset Value	41.50%
C000085439 | A
Holdings [Line Items]
Percent of Net Asset Value	32.90%
C000085439 | BBB
Holdings [Line Items]
Percent of Net Asset Value	5.40%
C000085439 | BB
Holdings [Line Items]
Percent of Net Asset Value	1.80%
C000082624 | Credit Rating Other LineA-1+
Holdings [Line Items]
Percent of Net Asset Value	1.10%
C000082624 | Credit Rating Other LineA-1
Holdings [Line Items]
Percent of Net Asset Value	1.20%
C000082624 | Credit Rating Other LineSP-1
Holdings [Line Items]
Percent of Net Asset Value	1.50%
C000082624 | Credit Rating Other LineSP-2
Holdings [Line Items]
Percent of Net Asset Value	0.30%
C000082624 | Credit Rating Other LineNot Rated
Holdings [Line Items]
Percent of Net Asset Value	5.50%
C000082624 | AAA
Holdings [Line Items]
Percent of Net Asset Value	8.80%
C000082624 | AA
Holdings [Line Items]
Percent of Net Asset Value	41.50%
C000082624 | A
Holdings [Line Items]
Percent of Net Asset Value	32.90%
C000082624 | BBB
Holdings [Line Items]
Percent of Net Asset Value	5.40%
C000082624 | BB
Holdings [Line Items]
Percent of Net Asset Value	1.80%
C000082625 | Credit Rating Other LineA-1+
Holdings [Line Items]
Percent of Net Asset Value	1.10%
C000082625 | Credit Rating Other LineA-1
Holdings [Line Items]
Percent of Net Asset Value	1.20%
C000082625 | Credit Rating Other LineSP-1
Holdings [Line Items]
Percent of Net Asset Value	1.50%
C000082625 | Credit Rating Other LineSP-2
Holdings [Line Items]
Percent of Net Asset Value	0.30%
C000082625 | Credit Rating Other LineNot Rated
Holdings [Line Items]
Percent of Net Asset Value	5.50%
C000082625 | AAA
Holdings [Line Items]
Percent of Net Asset Value	8.80%
C000082625 | AA
Holdings [Line Items]
Percent of Net Asset Value	41.50%
C000082625 | A
Holdings [Line Items]
Percent of Net Asset Value	32.90%
C000082625 | BBB
Holdings [Line Items]
Percent of Net Asset Value	5.40%
C000082625 | BB
Holdings [Line Items]
Percent of Net Asset Value	1.80%
C000028496 | SectorAgency Fixed Rate 30-Year
Holdings [Line Items]
Percent of Net Asset Value	21.40%
C000028496 | SectorIndustrial
Holdings [Line Items]
Percent of Net Asset Value	17.50%
C000028496 | SectorFinancial Institutions
Holdings [Line Items]
Percent of Net Asset Value	14.20%
C000028496 | SectorTreasuries
Holdings [Line Items]
Percent of Net Asset Value	9.70%
C000028496 | SectorTreasury Bonds
Holdings [Line Items]
Percent of Net Asset Value	9.70%
C000028496 | SectorRisk Share Floating Rate
Holdings [Line Items]
Percent of Net Asset Value	5.00%
C000028496 | SectorAutos - Fixed Rate
Holdings [Line Items]
Percent of Net Asset Value	4.10%
C000028496 | SectorOther ABS - Fixed Rate
Holdings [Line Items]
Percent of Net Asset Value	3.60%
C000028496 | SectorNon-Agency Fixed Rate CMBS
Holdings [Line Items]
Percent of Net Asset Value	2.80%
C000028496 | SectorUtility
Holdings [Line Items]
Percent of Net Asset Value	2.30%
C000028496 | SectorNon-Agency Floating Rate CMBS
Holdings [Line Items]
Percent of Net Asset Value	2.00%
C000028496 | SectorInflation-Linked Securities
Holdings [Line Items]
Percent of Net Asset Value	1.50%
C000028496 | SectorLocal Governments - US Municipal Bonds
Holdings [Line Items]
Percent of Net Asset Value	4.90%
C000028496 | SectorShort-Term Investments
Holdings [Line Items]
Percent of Net Asset Value	8.00%
C000028496 | Sector Other Net Line
Holdings [Line Items]
Percent of Net Asset Value	(6.70%)
C000028496 | AssetInflation-Linked Securities
Holdings [Line Items]
Percent of Net Asset Value	1.50%
C000028496 | AssetCorporates - Investment Grade
Holdings [Line Items]
Percent of Net Asset Value	31.60%
C000028496 | AssetAsset-Backed Securities
Holdings [Line Items]
Percent of Net Asset Value	8.70%
C000028496 | AssetCollateralized Mortgage Obligations
Holdings [Line Items]
Percent of Net Asset Value	6.20%
C000028496 | AssetCommercial Mortgage-Backed Securities
Holdings [Line Items]
Percent of Net Asset Value	4.80%
C000028496 | AssetMortgage Pass-Throughs
Holdings [Line Items]
Percent of Net Asset Value	22.20%
C000028496 | AssetCorporates - Non-Investment Grade
Holdings [Line Items]
Percent of Net Asset Value	1.20%
C000028496 | AssetEmerging Markets - Corporate Bonds
Holdings [Line Items]
Percent of Net Asset Value	1.30%
C000028496 | AssetU.S Treasury Securities
Holdings [Line Items]
Percent of Net Asset Value	19.50%
C000028493 | SectorAgency Fixed Rate 30-Year
Holdings [Line Items]
Percent of Net Asset Value	21.40%
C000028493 | SectorIndustrial
Holdings [Line Items]
Percent of Net Asset Value	17.50%
C000028493 | SectorFinancial Institutions
Holdings [Line Items]
Percent of Net Asset Value	14.20%
C000028493 | SectorTreasuries
Holdings [Line Items]
Percent of Net Asset Value	9.70%
C000028493 | SectorTreasury Bonds
Holdings [Line Items]
Percent of Net Asset Value	9.70%
C000028493 | SectorRisk Share Floating Rate
Holdings [Line Items]
Percent of Net Asset Value	5.00%
C000028493 | SectorAutos - Fixed Rate
Holdings [Line Items]
Percent of Net Asset Value	4.10%
C000028493 | SectorOther ABS - Fixed Rate
Holdings [Line Items]
Percent of Net Asset Value	3.60%
C000028493 | SectorNon-Agency Fixed Rate CMBS
Holdings [Line Items]
Percent of Net Asset Value	2.80%
C000028493 | SectorUtility
Holdings [Line Items]
Percent of Net Asset Value	2.30%
C000028493 | SectorNon-Agency Floating Rate CMBS
Holdings [Line Items]
Percent of Net Asset Value	2.00%
C000028493 | SectorInflation-Linked Securities
Holdings [Line Items]
Percent of Net Asset Value	1.50%
C000028493 | SectorLocal Governments - US Municipal Bonds
Holdings [Line Items]
Percent of Net Asset Value	4.90%
C000028493 | SectorShort-Term Investments
Holdings [Line Items]
Percent of Net Asset Value	8.00%
C000028493 | Sector Other Net Line
Holdings [Line Items]
Percent of Net Asset Value	(6.70%)
C000028493 | AssetInflation-Linked Securities
Holdings [Line Items]
Percent of Net Asset Value	1.50%
C000028493 | AssetCorporates - Investment Grade
Holdings [Line Items]
Percent of Net Asset Value	31.60%
C000028493 | AssetAsset-Backed Securities
Holdings [Line Items]
Percent of Net Asset Value	8.70%
C000028493 | AssetCollateralized Mortgage Obligations
Holdings [Line Items]
Percent of Net Asset Value	6.20%
C000028493 | AssetCommercial Mortgage-Backed Securities
Holdings [Line Items]
Percent of Net Asset Value	4.80%
C000028493 | AssetMortgage Pass-Throughs
Holdings [Line Items]
Percent of Net Asset Value	22.20%
C000028493 | AssetCorporates - Non-Investment Grade
Holdings [Line Items]
Percent of Net Asset Value	1.20%
C000028493 | AssetEmerging Markets - Corporate Bonds
Holdings [Line Items]
Percent of Net Asset Value	1.30%
C000028493 | AssetU.S Treasury Securities
Holdings [Line Items]
Percent of Net Asset Value	19.50%
C000028495 | SectorAgency Fixed Rate 30-Year
Holdings [Line Items]
Percent of Net Asset Value	21.40%
C000028495 | SectorIndustrial
Holdings [Line Items]
Percent of Net Asset Value	17.50%
C000028495 | SectorFinancial Institutions
Holdings [Line Items]
Percent of Net Asset Value	14.20%
C000028495 | SectorTreasuries
Holdings [Line Items]
Percent of Net Asset Value	9.70%
C000028495 | SectorTreasury Bonds
Holdings [Line Items]
Percent of Net Asset Value	9.70%
C000028495 | SectorRisk Share Floating Rate
Holdings [Line Items]
Percent of Net Asset Value	5.00%
C000028495 | SectorAutos - Fixed Rate
Holdings [Line Items]
Percent of Net Asset Value	4.10%
C000028495 | SectorOther ABS - Fixed Rate
Holdings [Line Items]
Percent of Net Asset Value	3.60%
C000028495 | SectorNon-Agency Fixed Rate CMBS
Holdings [Line Items]
Percent of Net Asset Value	2.80%
C000028495 | SectorUtility
Holdings [Line Items]
Percent of Net Asset Value	2.30%
C000028495 | SectorNon-Agency Floating Rate CMBS
Holdings [Line Items]
Percent of Net Asset Value	2.00%
C000028495 | SectorInflation-Linked Securities
Holdings [Line Items]
Percent of Net Asset Value	1.50%
C000028495 | SectorLocal Governments - US Municipal Bonds
Holdings [Line Items]
Percent of Net Asset Value	4.90%
C000028495 | SectorShort-Term Investments
Holdings [Line Items]
Percent of Net Asset Value	8.00%
C000028495 | Sector Other Net Line
Holdings [Line Items]
Percent of Net Asset Value	(6.70%)
C000028495 | AssetInflation-Linked Securities
Holdings [Line Items]
Percent of Net Asset Value	1.50%
C000028495 | AssetCorporates - Investment Grade
Holdings [Line Items]
Percent of Net Asset Value	31.60%
C000028495 | AssetAsset-Backed Securities
Holdings [Line Items]
Percent of Net Asset Value	8.70%
C000028495 | AssetCollateralized Mortgage Obligations
Holdings [Line Items]
Percent of Net Asset Value	6.20%
C000028495 | AssetCommercial Mortgage-Backed Securities
Holdings [Line Items]
Percent of Net Asset Value	4.80%
C000028495 | AssetMortgage Pass-Throughs
Holdings [Line Items]
Percent of Net Asset Value	22.20%
C000028495 | AssetCorporates - Non-Investment Grade
Holdings [Line Items]
Percent of Net Asset Value	1.20%
C000028495 | AssetEmerging Markets - Corporate Bonds
Holdings [Line Items]
Percent of Net Asset Value	1.30%
C000028495 | AssetU.S Treasury Securities
Holdings [Line Items]
Percent of Net Asset Value	19.50%
C000028499 | SectorAgency Fixed Rate 30-Year
Holdings [Line Items]
Percent of Net Asset Value	21.40%
C000028499 | SectorIndustrial
Holdings [Line Items]
Percent of Net Asset Value	17.50%
C000028499 | SectorFinancial Institutions
Holdings [Line Items]
Percent of Net Asset Value	14.20%
C000028499 | SectorTreasuries
Holdings [Line Items]
Percent of Net Asset Value	9.70%
C000028499 | SectorTreasury Bonds
Holdings [Line Items]
Percent of Net Asset Value	9.70%
C000028499 | SectorRisk Share Floating Rate
Holdings [Line Items]
Percent of Net Asset Value	5.00%
C000028499 | SectorAutos - Fixed Rate
Holdings [Line Items]
Percent of Net Asset Value	4.10%
C000028499 | SectorOther ABS - Fixed Rate
Holdings [Line Items]
Percent of Net Asset Value	3.60%
C000028499 | SectorNon-Agency Fixed Rate CMBS
Holdings [Line Items]
Percent of Net Asset Value	2.80%
C000028499 | SectorUtility
Holdings [Line Items]
Percent of Net Asset Value	2.30%
C000028499 | SectorNon-Agency Floating Rate CMBS
Holdings [Line Items]
Percent of Net Asset Value	2.00%
C000028499 | SectorInflation-Linked Securities
Holdings [Line Items]
Percent of Net Asset Value	1.50%
C000028499 | SectorLocal Governments - US Municipal Bonds
Holdings [Line Items]
Percent of Net Asset Value	4.90%
C000028499 | SectorShort-Term Investments
Holdings [Line Items]
Percent of Net Asset Value	8.00%
C000028499 | Sector Other Net Line
Holdings [Line Items]
Percent of Net Asset Value	(6.70%)
C000028499 | AssetInflation-Linked Securities
Holdings [Line Items]
Percent of Net Asset Value	1.50%
C000028499 | AssetCorporates - Investment Grade
Holdings [Line Items]
Percent of Net Asset Value	31.60%
C000028499 | AssetAsset-Backed Securities
Holdings [Line Items]
Percent of Net Asset Value	8.70%
C000028499 | AssetCollateralized Mortgage Obligations
Holdings [Line Items]
Percent of Net Asset Value	6.20%
C000028499 | AssetCommercial Mortgage-Backed Securities
Holdings [Line Items]
Percent of Net Asset Value	4.80%
C000028499 | AssetMortgage Pass-Throughs
Holdings [Line Items]
Percent of Net Asset Value	22.20%
C000028499 | AssetCorporates - Non-Investment Grade
Holdings [Line Items]
Percent of Net Asset Value	1.20%
C000028499 | AssetEmerging Markets - Corporate Bonds
Holdings [Line Items]
Percent of Net Asset Value	1.30%
C000028499 | AssetU.S Treasury Securities
Holdings [Line Items]
Percent of Net Asset Value	19.50%
C000143890 | SectorAgency Fixed Rate 30-Year
Holdings [Line Items]
Percent of Net Asset Value	21.40%
C000143890 | SectorIndustrial
Holdings [Line Items]
Percent of Net Asset Value	17.50%
C000143890 | SectorFinancial Institutions
Holdings [Line Items]
Percent of Net Asset Value	14.20%
C000143890 | SectorTreasuries
Holdings [Line Items]
Percent of Net Asset Value	9.70%
C000143890 | SectorTreasury Bonds
Holdings [Line Items]
Percent of Net Asset Value	9.70%
C000143890 | SectorRisk Share Floating Rate
Holdings [Line Items]
Percent of Net Asset Value	5.00%
C000143890 | SectorAutos - Fixed Rate
Holdings [Line Items]
Percent of Net Asset Value	4.10%
C000143890 | SectorOther ABS - Fixed Rate
Holdings [Line Items]
Percent of Net Asset Value	3.60%
C000143890 | SectorNon-Agency Fixed Rate CMBS
Holdings [Line Items]
Percent of Net Asset Value	2.80%
C000143890 | SectorUtility
Holdings [Line Items]
Percent of Net Asset Value	2.30%
C000143890 | SectorNon-Agency Floating Rate CMBS
Holdings [Line Items]
Percent of Net Asset Value	2.00%
C000143890 | SectorInflation-Linked Securities
Holdings [Line Items]
Percent of Net Asset Value	1.50%
C000143890 | SectorLocal Governments - US Municipal Bonds
Holdings [Line Items]
Percent of Net Asset Value	4.90%
C000143890 | SectorShort-Term Investments
Holdings [Line Items]
Percent of Net Asset Value	8.00%
C000143890 | Sector Other Net Line
Holdings [Line Items]
Percent of Net Asset Value	(6.70%)
C000143890 | AssetInflation-Linked Securities
Holdings [Line Items]
Percent of Net Asset Value	1.50%
C000143890 | AssetCorporates - Investment Grade
Holdings [Line Items]
Percent of Net Asset Value	31.60%
C000143890 | AssetAsset-Backed Securities
Holdings [Line Items]
Percent of Net Asset Value	8.70%
C000143890 | AssetCollateralized Mortgage Obligations
Holdings [Line Items]
Percent of Net Asset Value	6.20%
C000143890 | AssetCommercial Mortgage-Backed Securities
Holdings [Line Items]
Percent of Net Asset Value	4.80%
C000143890 | AssetMortgage Pass-Throughs
Holdings [Line Items]
Percent of Net Asset Value	22.20%
C000143890 | AssetCorporates - Non-Investment Grade
Holdings [Line Items]
Percent of Net Asset Value	1.20%
C000143890 | AssetEmerging Markets - Corporate Bonds
Holdings [Line Items]
Percent of Net Asset Value	1.30%
C000143890 | AssetU.S Treasury Securities
Holdings [Line Items]
Percent of Net Asset Value	19.50%